Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income
Net income	$ 1.6	$ 2.0	$ 2.9
Stockholder's Equity
Total stockholder's equity	47.2	49.3	54.4	$ 67.5
New York Department of Commerce
Net Income
Based on SAP	2.5	5.0	6.3
Investment valuation difference	0.0	(0.1)	0.0
Deferred taxes	0.1	(0.1)	(1.8)
Deferred gain on disposal of businesses and gains on disposal of businesses	(1.0)	(2.6)	(2.0)
Other differences	0.0	(0.2)	0.4
Net income	1.6	2.0	$ 2.9
Stockholder's Equity
Based on SAP	44.7	48.2
Investment valuation difference	3.2	1.9
Deferred taxes	(0.3)	0.0
Deferred gain on disposal of businesses and gains on disposal of businesses	(1.3)	(1.5)
Other differences	0.9	0.7
Total stockholder's equity	$ 47.2	$ 49.3